S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.89
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	176,544,500
Net Tangible Book Value, Adjusted	$ 170,067,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,922,083
No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	202,794,500
Net Tangible Book Value, Adjusted	$ 195,728,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,474,583
Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.52
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	176,544,500
Net Tangible Book Value, Adjusted	$ 126,755,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,547,083
Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.5
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	202,794,500
Net Tangible Book Value, Adjusted	$ 145,919,375
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	22,443,333
Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.5
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	176,544,500
Net Tangible Book Value, Adjusted	$ 83,442,500
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,172,083
Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.54
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.48
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	202,794,500
Net Tangible Book Value, Adjusted	$ 96,110,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,412,083
Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.74
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.28
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	176,544,500
Net Tangible Book Value, Adjusted	$ 40,130,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,797,083
Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.76
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.26
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	202,794,500
Net Tangible Book Value, Adjusted	$ 46,300,625
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,380,833
Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.48)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.5
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	176,544,500
Net Tangible Book Value, Adjusted	$ (3,182,500)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,422,083
Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.46)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.48
Net Tangible Book Value	$ (105,000)
Net Tangible Book Value, Proceeds from Offering	202,794,500
Net Tangible Book Value, Adjusted	$ (3,508,750)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,708,333
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,349,583
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.11
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.12
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.48
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.5
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.52
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.72
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.74
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.5)
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.48)
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	83,000
Overallotment Liability [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(330,000)
Overallotment Liability [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(330,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(330,000)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(330,000)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(330,000)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Deferred Underwriting Commissions [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,125,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,043,750)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,687,500)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,540,625)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,037,500)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,812,500)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,534,375)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,375,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,031,250)
Redemptions [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Redemptions [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(43,750,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,312,500)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(87,500,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,625,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(131,250,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(150,937,500)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(175,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (201,250,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(875,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares offered [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,125,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	17,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,125,000
Private Placement shares in Units [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	588,750
Private Placement shares in Units [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	641,250
Private Placement shares in Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	588,750
Private Placement shares in Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	641,250
Private Placement shares in Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	588,750
Private Placement shares in Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	641,250
Private Placement shares in Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	588,750
Private Placement shares in Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	641,250
Private Placement shares in Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	588,750
Private Placement shares in Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	641,250
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,375,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,031,250)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,062,500)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(13,125,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,093,750)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,500,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,125,000)